Accounts Receivables, net	6 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivables, net

3. Accounts Receivables, net

	As of December 31, 2024	As of June 30, 2024
	US$	US$
Less than 6 months	2,276,202	1,530,290
More than 6 months but less than 1 year	379,825	518,615
More than 1 year	135,504	96,028
	2,791,531	2,144,933
Allowance for credit losses	(108,280)	(46,706)
Total	2,683,251	2,098,227

The roll forward schedule of accounts receivable allowance is as follows:

Amount
US$
Balance as of July 1, 2023	—
Addition	(46,981)
Write off	—
Effect of exchange rate difference	275
Balance as of June 30, 2024	(46,706)
Addition	(62,094)
Write off	—
Effect of exchange rate difference	520
Balance as of December 31, 2024	(108,280)

For the six months ended December 31, 2024 and for the year ended June 30, 2024, US$62,094 and $46,981 credit losses expense was recognized against its accounts receivable.